Property and Equipment, Net - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 102,900	$ 90,400	$ 95,700
Impairment charges	1,284	$ 29,626	43,459
Information Technology Systems Under Development
Property, Plant and Equipment [Line Items]
Impairment charges	$ 1,300		$ 4,700